S000017040 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Equity Aggressive Strategy Linked Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.17%	10.35%	11.26%
Equity Aggressive Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent	18.47%	9.53%	9.23%